Segment and corporate information (Tables)	9 Months Ended
Sep. 30, 2020
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € THOUS

	North		Asia-	Latin
	America	EMEA	Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate	Total
Three months ended September 30, 2020
Revenue from contracts with customers	2,991,408	674,704	473,387	169,361	4,308,860	8,416	4,317,276
Other revenue external customers	77,830	7,449	10,510	703	96,492	—	96,492
Revenue external customers	3,069,238	682,153	483,897	170,064	4,405,352	8,416	4,413,768
Inter-segment revenue	8,217	1,831	184	58	10,290	(10,290)	—
Revenue	3,077,455	683,984	484,081	170,122	4,415,642	(1,874)	4,413,768
Operating income	514,226	99,464	96,892	11,181	721,763	(89,983)	631,780
Interest							(87,692)
Income before income taxes							544,088
Depreciation and amortization	(244,800)	(47,073)	(33,430)	(8,301)	(333,604)	(62,575)	(396,179)
Impairment loss	(389)	3,542	—	—	3,153	1	3,154
Income (loss) from equity method investees	22,934	1,114	162	(36)	24,174	(1)	24,173
Additions of property, plant and equipment, intangible assets and right of use assets	285,348	55,336	32,528	13,735	386,947	73,693	460,640

Three months ended September 30, 2019
Revenue from contracts with customers	3,002,068	676,340	457,715	181,280	4,317,403	5,772	4,323,175
Other revenue external customers	71,271	6,943	16,836	778	95,828	—	95,828
Revenue external customers	3,073,339	683,283	474,551	182,058	4,413,231	5,772	4,419,003
Inter-segment revenue	719	21	35	94	869	(869)	—
Revenue	3,074,058	683,304	474,586	182,152	4,414,100	4,903	4,419,003
Operating income	477,432	99,878	90,382	10,576	678,268	(82,880)	595,388
Interest							(104,724)
Income before income taxes							490,664
Depreciation and amortization	(269,219)	(45,518)	(24,709)	(9,030)	(348,476)	(60,809)	(409,285)
Income (loss) from equity method investees	20,124	(831)	1,039	212	20,544	—	20,544
Additions of property, plant and equipment, intangible assets and right of use assets	286,472	46,154	37,789	12,112	382,527	89,864	472,391

Nine months ended September 30, 2020
Revenue from contracts with customers	9,249,609	2,026,561	1,340,674	505,225	13,122,069	31,096	13,153,165
Other revenue external customers	245,641	21,414	36,329	2,360	305,744	—	305,744
Revenue external customers	9,495,250	2,047,975	1,377,003	507,585	13,427,813	31,096	13,458,909
Inter-segment revenue	22,240	4,408	212	248	27,108	(27,108)	—
Revenue	9,517,490	2,052,383	1,377,215	507,833	13,454,921	3,988	13,458,909
Operating income	1,587,051	278,140	237,012	28,959	2,131,162	(288,328)	1,842,834
Interest							(283,851)
Income before income taxes							1,558,983
Depreciation and amortization	(758,967)	(141,824)	(86,417)	(25,547)	(1,012,755)	(187,971)	(1,200,726)
Impairment loss	(993)	(2,241)	—	—	(3,234)	(33)	(3,267)
Income (loss) from equity method investees	73,448	(23,441)	(1,273)	(67)	48,667	(180)	48,487
Total assets	22,680,229	3,855,469	2,781,200	906,905	30,223,803	2,825,332	33,049,135
thereof investments in equity method investees	394,756	185,696	100,466	26,075	706,994	—	706,994
Additions of property, plant and equipment, intangible assets and right of use assets	891,954	174,912	104,801	44,434	1,216,101	297,917	1,514,018

Nine months ended September 30, 2019
Revenue from contracts with customers	8,828,904	1,951,464	1,308,409	513,392	12,602,169	15,332	12,617,501
Other revenue external customers	192,305	32,612	51,714	2,460	279,091	—	279,091
Revenue external customers	9,021,209	1,984,076	1,360,123	515,852	12,881,260	15,332	12,896,592
Inter-segment revenue	1,694	21	491	176	2,382	(2,382)	—
Revenue	9,022,903	1,984,097	1,360,614	516,028	12,883,642	12,950	12,896,592
Operating income	1,278,706	334,043	254,441	27,858	1,895,048	(241,853)	1,653,195
Interest							(326,927)
Income before income taxes							1,326,268
Depreciation and amortization	(747,405)	(139,863)	(70,139)	(25,061)	(982,468)	(176,194)	(1,158,662)
Income (loss) from equity method investees	65,953	(5,352)	1,601	856	63,058	—	63,058
Total assets	22,353,520	4,056,993	2,746,848	899,511	30,056,872	3,112,531	33,169,403
thereof investments in equity method investees	385,604	173,610	98,863	24,540	682,617	—	682,617
Additions of property, plant and equipment, intangible assets and right of use assets	777,523	131,298	83,707	40,918	1,033,446	243,429	1,276,875